Other payables	9 Months Ended
Sep. 30, 2022
Other Payables [Abstract]
Other payables	Other payables

	September 30, 2022	December 31, 2021
	£’000	£’000
Accruals	18,643	5,259
Other payables	828	931
Other taxation and social security	3,115	2,213
Corporation tax	89	6
	22,675	8,409